Asset impairment (Details) (USD $)	3 Months Ended	5 Months Ended	1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	May 13, 2014 Predecessor aircraft	Jun. 30, 2013 Predecessor	May 13, 2014 Predecessor aircraft	Jun. 30, 2013 Predecessor	Jun. 30, 2013 Predecessor Flight equipment held for use aircraft	Jun. 30, 2013 Predecessor Flight equipment held for use aircraft	May 13, 2014 Predecessor Aircraft likely to be sold or sold aircraft	Jun. 30, 2013 Predecessor Aircraft likely to be sold or sold aircraft	May 13, 2014 Predecessor Aircraft likely to be sold or sold aircraft	Jun. 30, 2013 Predecessor Aircraft likely to be sold or sold aircraft	May 13, 2014 Predecessor Aircraft intended to be or designated for part-out engine aircraft	Jun. 30, 2013 Predecessor Aircraft intended to be or designated for part-out engine aircraft	May 13, 2014 Predecessor Aircraft intended to be or designated for part-out aircraft engine	Jun. 30, 2013 Predecessor Aircraft intended to be or designated for part-out aircraft engine
Impairment charges on flight equipment
Aircraft Impaired or Adjusted			7		12				1	13	3	15	6	6	9	14
Impairment Charges and Fair Value Adjustments			$ 7,000,000	$ 101,100,000	$ 49,200,000	$ 127,600,000			$ 400,000	$ 69,300,000	$ 21,200,000	$ 78,800,000	$ 6,600,000	$ 31,800,000	$ 28,000,000	$ 48,800,000
Engines impaired or adjusted													2	3	4	4
Aircraft impaired or adjusted twice															4
Aircraft Impaired or Adjusted							2	4
Impairment Charges and Fair Value Adjustments			0	15,500,000	0	35,200,000	15,500,000	35,200,000
Aircraft Impaired or Adjusted							21	33
Impairment Charges and Fair Value Adjustments	$ 287,000	$ 287,000	$ 7,048,000 [1]	$ 116,623,000 [1]	$ 49,247,000 [2]	$ 162,825,000 [2]

[1]	Amounts were presented separately as Aircraft impairment charges on flight equipment held for use of $0 and $15.5 million for the period beginning April 1, 2014, and ending May 13, 2014 and the three months ended June 30, 2013, respectively, and Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed of $7.0 million and $101.1 million for the period beginning April 1, 2014, and ending May 13, 2014 and three months ended June 30, 2013, respectively, in the Predecessor financial statements.
[2]	Amounts were presented separately as Aircraft impairment charges on flight equipment held for use of $0 and $35.2 million for the period beginning January 1, 2014, and ending May 13, 2014, and six months ended June 30, 2013, respectively, and Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed of $49.2 million and $127.6 million for the period beginning January 1, 2014, and ending May 13, 2014 and six months ended June 30, 2013, respectively, in the Predecessor financial statements.